Note 11 - Earnings or Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, options (in shares)	2,666,819	7,583,439
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, restricted share units (in shares)		128,944
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under convertible debentures (in shares)	16,327,598	16,327,598